SELECTED STATEMENTS OF INCOME DATA (Details) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012
Research and Development Expense [Line Items]
Total costs	$ 9,017	$ 8,419	$ 7,916
Less - capitalized software costs	(4,267)	(4,713)	(4,969)
Research and development, net	$ 4,750	$ 3,706	$ 2,947